Stock Based Compensation (Details) - Schedule of stock options outstanding - USD ($)	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Two Thousand Seventeen Plan [Member]
Stock Based Compensation (Details) - Schedule of stock options outstanding [Line Items]
Number of Options Outstanding beggning	49,331,480	49,789,060
Weighted Average Exercise Price Per Share Outstanding beggning	$ 8.58	$ 8.53
Weighted Average Remaining Contractual Term Outstanding beggning		9 years
Aggregate Intrinsic Value Outstanding beggning
Number of Options Granted		68,513
Weighted Average Exercise Price Per Share Granted		$ 3.25
Weighted Average Remaining Contractual Term Granted		11 years
Aggregate Intrinsic Value Granted
Number of Options Exercised – stock	(10,436,555)
Weighted Average Exercise Price Per Share Exercised – stock	$ 3.25
Weighted Average Remaining Contractual Term Exercised – stock
Aggregate Intrinsic Value Exercised – stock
Number of Options Repurchased – cash	(639,122)
Weighted Average Exercise Price Per Share Repurchased – cash
Weighted Average Remaining Contractual Term Repurchased – cash
Aggregate Intrinsic Value Repurchased – cash
Number of Options Forfeited and cancelled	(17,962,453)	(526,093)
Weighted Average Exercise Price Per Share Forfeited and cancelled	$ 13.53	$ 3.12
Weighted Average Remaining Contractual Term Forfeited and cancelled
Aggregate Intrinsic Value Forfeited and cancelled
Number of Options Outstanding ending	20,293,350	49,331,480
Weighted Average Exercise Price Per Share Outstanding ending	$ 7.16	$ 8.58
Weighted Average Remaining Contractual Term Outstanding ending	9 years 5 months 23 days	9 years 1 month 17 days
Aggregate Intrinsic Value Outstanding ending	$ 77,948
Number of Options Vested as of July 3, 2022	20,293,350
Weighted Average Exercise Price Per Share Vested as of July 3, 2022	$ 7.16
Weighted Average Remaining Contractual Term Vested as of July 3, 2022	9 years 5 months 23 days
Aggregate Intrinsic Value Vested as of July 3, 2022	$ 77,948
Number of Options Exercisable as of July 3, 2022	20,293,350
Weighted Average Exercise Price Per Share Exercisable as of July 3, 2022	$ 7.16
Weighted Average Remaining Contractual Term Exercisable as of July 3, 2022	9 years 5 months 23 days
Aggregate Intrinsic Value Exercisable as of July 3, 2022	$ 77,948
Two Thousand Twenty One [Member]
Stock Based Compensation (Details) - Schedule of stock options outstanding [Line Items]
Number of Options Outstanding beggning
Weighted Average Remaining Contractual Term Outstanding beggning
Number of Options Granted	9,415,912
Weighted Average Exercise Price Per Share Granted	$ 13.72
Weighted Average Remaining Contractual Term Granted	10 years
Number of Options Exercised – stock
Weighted Average Exercise Price Per Share Exercised – stock
Weighted Average Remaining Contractual Term Exercised – stock
Aggregate Intrinsic Value Exercised – stock
Number of Options Forfeited and cancelled
Weighted Average Exercise Price Per Share Forfeited and cancelled
Weighted Average Remaining Contractual Term Forfeited and cancelled
Aggregate Intrinsic Value Forfeited and cancelled
Number of Options Repurchased or settled
Weighted Average Exercise Price Per Share Repurchased or settled
Weighted Average Remaining Contractual Term Repurchased or settled
Aggregate Intrinsic Value Repurchased or settled
Number of Options Outstanding ending	9,415,912
Weighted Average Exercise Price Per Share Outstanding ending	$ 13.72
Weighted Average Remaining Contractual Term Outstanding ending	9 years 5 months 12 days
Aggregate Intrinsic Value Outstanding ending	$ 2,416
Number of Options Vested as of July 3, 2022	665,912
Weighted Average Exercise Price Per Share Vested as of July 3, 2022	$ 10
Weighted Average Remaining Contractual Term Vested as of July 3, 2022	9 years 5 months 12 days
Aggregate Intrinsic Value Vested as of July 3, 2022	$ 666
Number of Options Exercisable as of July 3, 2022	665,912
Weighted Average Exercise Price Per Share Exercisable as of July 3, 2022	$ 10
Weighted Average Remaining Contractual Term Exercisable as of July 3, 2022	9 years 5 months 12 days
Aggregate Intrinsic Value Exercisable as of July 3, 2022	$ 666